Total Operating Expenses - Additional Information (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Operating Expenses [abstract]
Research and development costs	€ 9,984	€ 12,523	€ 20,355	€ 22,821
Management and administration costs	3,119	2,639	5,055	5,491
Litigation and opposition	59	552	123	849
Other operating expenses	€ 3,684	€ 2,745	€ 7,624	€ 5,134